DoubleLine Floating Rate Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 89.6%

Aerospace & Defense - 4.5%
890,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.00%		04/20/2028	910,185
539,550	Air Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.37%		08/11/2028	540,273
852,858	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	6.38%		01/29/2027	832,603
576,324	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	572,362
309,852	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	307,721
387,369	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.52%		11/24/2028	376,717
591,722	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.10%, 1.00% Floor)	8.25%		12/11/2026	575,491
561,450	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.02%		09/22/2028	557,540
360,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.76%		06/21/2027	374,625
333,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.00%		10/20/2027	346,320
388,050	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.55%		01/15/2027	389,311
1,805,475	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	1,806,522
1,261,469	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.89%		04/21/2028	1,262,875

					8,852,545

Automotive - 1.8%
528,313	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	10.61%		10/20/2028	460,892
1,010,000	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.90%		05/06/2030	1,008,894
1,168,739	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.27%		05/04/2028	1,160,342
	Wand NewCo, Inc., Senior Secured First Lien Term Loan
90,470	(1 Month LIBOR USD + 2.75%)	3.00%		02/05/2026	89,860
753,203	(1 Month LIBOR USD + 2.75%)	7.94%		02/05/2026	748,130

					3,468,118

Beverage and Tobacco - 0.7%
1,464,413	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		03/31/2028	1,419,339

Building and Development (including Steel/Metals) - 2.1%
418,929	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.41%		04/12/2028	402,697
390,850	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	12.73	% (a)	06/30/2027	390,851
791,526	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		12/17/2027	762,255
615,662	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	8.00%		12/28/2027	591,981
875,343	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.67	% (a)(b)	03/03/2025	—
400,000	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		03/18/2029	400,890
965,000	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		06/02/2028	939,741
565,300	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.27%		04/06/2028	563,183

					4,051,598

Business Equipment and Services - 11.2%
1,130,808	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.77%		02/04/2028	1,129,819
776,051	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.00%		05/12/2028	755,788
	APX Group, Inc., Senior Secured First Lien Term Loan
618,800	(1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.46%		07/10/2028	619,137
175	(Prime Rate + 2.25%, 0.50% Floor)	10.50%		07/10/2028	175
825,685	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.22%		10/30/2026	825,479
403,550	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 1.00% Floor)	8.27%		10/30/2026	403,468
1,008,176	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	8.81%		08/21/2026	964,784
201,522	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.91%		05/17/2028	190,564
1,010,888	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.65%		04/09/2027	983,629
	EAB Global, Inc., Senior Secured First Lien Term Loan
1,957	(3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.77%		08/16/2028	1,938
769,129	(6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.87%		08/16/2028	761,560
505,992	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/28/2028	505,992
185,384	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	182,140
401,666	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	394,637
621,246	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	8.22%		02/10/2028	580,088
701,125	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	9.15%		12/18/2028	599,462
470,013	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	7.59%		01/29/2027	470,013
600,463	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.34%		02/01/2029	595,209
219,786	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		01/29/2026	220,015
979,671	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.15%		12/01/2027	978,359
1,220,983	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.67%		02/26/2029	1,164,135
315,581	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	9.42%		12/01/2027	267,429
822,288	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.88%		10/16/2028	805,587
130,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.65%		10/15/2029	115,375
1,511,041	National Intergovernmental Purchasing Alliance Company, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.08%		05/23/2025	1,506,130
201,370	Pike Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.27%		01/21/2028	200,837
766,350	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	7.65%		10/20/2028	742,976
1,266,692	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.77%		01/23/2025	1,265,374
856,195	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	9.23%		03/06/2028	739,081
594,381	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	8.75%		10/06/2028	482,935
556,525	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		08/31/2028	557,371
2,262,898	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.52%		12/01/2028	2,260,183
595,541	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.10%, 1.00% Floor)	12.54%		02/28/2025	587,355
206,437	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	8.77%		08/01/2025	204,089

					22,061,113

Chemicals/Plastics - 6.6%
590,400	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.90%		12/20/2029	592,384
1,157,707	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		12/01/2027	1,150,112
1,447,950	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	7.57%		09/29/2028	1,448,145
200,000	Hexion Holdings Corporation, Term Loan	9.78	% (c)	03/15/2029	189,281
1,450,000	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		02/19/2030	1,443,656
1,132,868	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.77%		06/30/2027	1,124,779
1,463,744	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%)	7.66%		03/02/2026	1,464,703
455,000	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%)	9.32%		04/03/2028	451,588
630,400	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	8.94%		11/09/2028	607,154
543,125	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%, 0.50% Floor)	9.50%		11/09/2028	525,218
610,388	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.40%, 0.50% Floor)	9.30%		04/23/2029	539,775
764,515	Polar US Borrower LLC, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.75%)	9.79%		10/15/2025	606,512
802,600	PQ Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.60%, 0.50% Floor)	7.65%		06/09/2028	800,280
997,278	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.02%		07/31/2026	993,170
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
170,055	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	9.51%		10/02/2028	128,198
524,370	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.22%		10/02/2028	395,305
155,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.76%		09/30/2029	83,895
270,200	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	7.15%		07/01/2026	270,445
129,350	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.81%		10/26/2026	125,922

					12,940,522

Commercial Services - 0.7%
361,871	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	17.11%		07/29/2023	45,234
136,078	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	17.11%		07/29/2023	130,521
120,347	Phoenix Services International LLC, Senior Secured First Lien Term Loan	0.00	% (c)	06/13/2028	120,347
1,040,598	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.75% Floor)	7.84%		09/23/2026	1,041,603

					1,337,705

Containers and Glass Products - 0.9%
1,051,506	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.27%		08/04/2027	1,046,332
786,619	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.16%		09/15/2028	775,945

					1,822,277

Cosmetics/Toiletries - 0.9%
1,713,953	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.59%		05/10/2027	1,666,819

Electronics/Electric - 11.4%
1,231,458	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.05%		02/16/2028	1,219,033
431,369	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	8.65%		06/13/2024	415,798
175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	159,502
971,857	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.40%		09/19/2026	974,364
855,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.65%		09/17/2027	857,407
747,411	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	10.40%		10/25/2028	526,693
514,876	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 8.99%, 0.75% Floor)	13.72%		10/25/2029	287,043
90,208	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.14%		10/29/2027	46,758
1,402,502	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.77%		01/29/2027	1,036,757
666,650	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		07/06/2029	665,563
452,213	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	8.88%		05/13/2027	450,236
602,859	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.91%		02/10/2028	577,334
529,071	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.77%		10/16/2028	494,354
285,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%)	11.70%		02/19/2029	262,676
150,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		03/29/2029	133,594
373,429	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.45%		12/22/2027	372,031
258,700	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		11/09/2029	259,497
446,566	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.27%		07/07/2025	431,495
1,056,625	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.94%		10/27/2028	1,056,953
879,650	Ingram Micro, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		06/30/2028	878,005
520,700	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.90%		08/31/2027	328,330
477,215	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.01%		03/01/2029	457,795
1,323,899	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.00%		10/01/2027	1,305,695
656,965	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.01%, 0.50% Floor)	7.59%		10/20/2028	654,639
1,533,826	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.78%		08/28/2026	1,531,909
289,488	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	8.19%		12/29/2027	289,487
558,871	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.16%		06/02/2028	516,022
1,585,850	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.40%		08/31/2028	1,554,791
842,122	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		04/24/2028	824,963
61,011	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate)	3.25%		04/25/2024	915
975,131	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		10/07/2027	966,194
426,465	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.50%		03/22/2029	425,755
642,765	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.50%		03/22/2029	641,694
554,568	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.27%		05/04/2026	545,094
592,221	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%)	8.90%		05/04/2026	585,118
230,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.03%		05/03/2027	223,675
290,992	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.59%		08/27/2025	291,401

					22,248,570

Energy - 2.0%
531,628	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.40%		11/02/2026	530,583
565,000	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		06/05/2028	564,678
315,564	Delek US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.75%		11/19/2029	312,212
685,442	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.31%		12/21/2028	672,816
298,471	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.66%		09/29/2028	299,857
813,815	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.54%		10/05/2028	813,616
239,400	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	8.82%		02/28/2030	236,108
248,027	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	8.73%		02/16/2028	246,322
321,646	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	11.01%		06/22/2026	320,214

					3,996,406

Environmental Control - 0.2%
604,673	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.75% Floor)	8.42%		03/06/2028	422,515

Financial Intermediaries - 3.5%
1,410,900	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.30%		10/22/2026	1,406,646
690,886	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.69%		06/02/2028	625,425
671,411	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.65%		06/30/2028	664,606
223,631	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.80%		06/16/2028	212,449
786,828	Hightower Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.15%		04/21/2028	768,141
1,029,693	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	9.66%		03/27/2026	1,015,215
678,864	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		04/07/2028	663,124
413,234	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.90%		07/20/2026	400,372
359,525	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.50%		12/15/2028	356,829
754,446	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.50% Floor)	8.19%		11/01/2028	743,759

					6,856,566

Food Products - 1.2%
1,026,966	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.19%		12/08/2028	1,020,548
588,371	H-Food Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.69%)	9.27%		05/23/2025	519,605
837,250	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.06%		08/28/2028	817,365

					2,357,518

Food Service - 1.6%
981,490	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.90%		07/31/2028	964,805
545,513	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	6.59%		01/15/2027	541,252
175,644	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.75% Floor)	8.25%		12/15/2027	174,656
616,613	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.52%		07/21/2028	606,688
807,700	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.27%		08/03/2028	803,976

					3,091,377

Healthcare - 9.0%
265,313	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%		04/22/2024	99,492
968,301	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.60%		02/15/2029	934,410
456,068	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	9.23%		07/17/2028	391,459
376,650	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	234,935
555,000	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	8.40%		09/29/2028	552,988
679,234	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.99	% (b)	03/31/2027	12,950
277,935	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.49	% (b)	03/31/2027	62,797
145,000	Fortrea Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor)	8.89	% (c)	06/30/2030	145,217
338,787	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.20%		03/14/2025	192,262
27,226	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.10%)	9.16%		04/30/2025	26,988
377,966	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	378,438
147,356	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.63%		10/19/2027	147,448
2,134,047	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.27%		10/23/2028	2,112,035
1,237,350	Organon & Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	8.25%		06/02/2028	1,238,705
310,083	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.65%		10/24/2025	303,649
1,531,134	Parexel International, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	8.40%		11/15/2028	1,521,181
32,231	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		12/29/2028	31,610
333,082	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		12/29/2028	326,671
715,200	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.50%		04/20/2029	710,730
584,578	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.90%		02/14/2025	567,164
559,298	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	8.65%		02/14/2025	548,951
94,170	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	94,288
520,143	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%)	8.88%		07/09/2025	394,497
943,695	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.58%		11/14/2025	876,330
660,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.02%		12/11/2026	651,648
980,000	Sotera Health Holdings, LLC, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.82%		12/11/2026	981,225
1,011,674	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	7.83%		06/27/2025	602,760
300,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	11.58%		06/26/2026	162,000
1,119,696	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.02%		10/05/2027	1,103,365
1,284,494	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.91%		10/01/2026	1,279,683
968,206	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.15%		08/27/2025	969,111

					17,654,987

Hotels/Motels/Inns and Casinos - 3.7%
300,000	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%)	9.00%		05/31/2030	300,000
771,377	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	8.40%		10/02/2028	755,336
269,325	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.45%		02/06/2030	269,676
1,087,370	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.15%		01/29/2029	1,075,251
404,519	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.65%		05/29/2026	405,314
1,514,690	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.00%		05/03/2029	1,511,691
781,075	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.32%		01/05/2029	780,056
1,099,461	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.10%		04/04/2029	1,087,779
653,400	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.50% Floor)	8.16%		04/16/2029	653,554
461,775	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	7.41%		07/21/2026	462,297

					7,300,954

Industrial Equipment - 3.8%
355,084	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		03/03/2028	321,241
1,440,082	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.84%		12/11/2028	1,438,512
533,400	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	7.92%		05/15/2028	532,733
674,178	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.48%		10/04/2028	645,525
292,788	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		11/16/2029	293,123
999,600	Madison IAQ LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	8.30%		06/21/2028	980,358
499,171	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	8.88%		12/15/2028	411,379
574,065	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.50%		06/01/2028	563,898
1,227,833	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%		03/28/2025	1,201,484
967,575	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.60%		07/30/2027	961,290

					7,349,543

Insurance - 3.5%
630,315	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.65%		02/16/2027	613,489
443,250	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.40%		02/16/2027	435,309
245,625	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.63%		11/05/2027	244,484
1,194,000	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.56%		11/05/2027	1,188,197
1,111,513	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	7.40%		02/22/2028	1,103,182
370,313	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		02/12/2027	367,457
807,457	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.77%		02/12/2027	802,326
424,248	Asurion LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	8.40%		12/23/2026	409,506
703,061	Asurion LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	8.40%		07/30/2027	666,481
135,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.40%		01/31/2028	115,383
500,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.27%		01/19/2029	420,715
245,000	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.19%		09/15/2027	245,000
215,000	HUB International Ltd., Term Loan (1 Month Secured Overnight Financing Rate, 0.75% Floor)	9.40	% (c)	06/20/2030	215,732

					6,827,261

Leisure - 2.9%
831,557	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		08/17/2028	831,299
219,820	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	8.11%		04/22/2026	172,284
458,721	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.75% Floor)	8.40%		10/18/2028	455,472
400,031	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.90%		09/18/2024	384,671
351,549	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.09%		03/24/2025	350,891
388,945	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		10/19/2026	389,948
933,995	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.52%		02/12/2027	835,486
1,555,150	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	8.05%		04/29/2026	1,555,252
681,142	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.27%		07/31/2028	664,113

					5,639,416

Media - 6.0%
1,180,906	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.41%		12/11/2028	1,113,004
285,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	10.66%		12/10/2029	244,031
1,178,310	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	1,157,177
664,642	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	6.80%		02/01/2027	661,455
652,048	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%)	8.23%		12/17/2026	585,620
1,255,000	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		01/15/2030	1,256,726
322,044	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.50%)	10.50	% (b)	08/24/2026	11,539
1,045,441	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.15%		08/02/2027	1,024,386
1,014,854	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.56%, 0.75% Floor)	7.83%		05/01/2026	998,363
	Getty Images, Inc., Senior Secured First Lien Term Loan
16,464	(1 Month Secured Overnight Financing Rate + 4.60%)	9.75%		02/19/2026	16,484
528,643	(3 Month Secured Overnight Financing Rate + 4.60%)	9.84%		02/19/2026	529,304
995,580	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		01/02/2026	980,024
546,864	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.15%		05/01/2026	475,055
472,596	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.09%		10/20/2025	427,140
573,805	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.27%		09/25/2026	480,346
301,027	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		09/30/2026	268,666
207,900	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		06/24/2029	207,813
475,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.61%		01/31/2028	471,647
350,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	8.36%		01/31/2029	348,999
470,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.61%		04/28/2028	463,622

					11,721,401

Pharmaceuticals - 1.6%
575,000	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	7.06%		02/22/2028	564,397
795,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.15%)	7.41%		11/15/2027	783,572
488,750	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%, 0.50% Floor)	6.81%		03/15/2028	487,922
1,298,342	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		05/05/2028	1,297,991

					3,133,882

Real Estate - 0.3%
512,425	Starwood Property Mortgage LLC., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.40%		11/18/2027	501,323

Retailers (other than Food/Drug) - 3.5%
172,394	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (Daily Secured Overnight Financing Rate + 4.36%, 0.50% Floor)	9.41%		03/31/2026	171,802
973,692	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		03/06/2028	967,606
874,425	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.02%		07/07/2028	459,799
368,346	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.41%		04/14/2028	327,276
1,387,657	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.41%		03/03/2028	1,379,768
1,280,769	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		02/11/2028	1,280,506
402,949	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.27%		02/13/2027	365,677
372,196	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	8.13%		02/17/2028	372,661
912,499	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	10.30%		04/16/2026	783,325
579,675	Victoria’s Secret & Company, Senior secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	7.98%		08/02/2028	573,878
204,836	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.16%		07/26/2028	195,064

					6,877,362

Telecommunications - 2.3%
326,625	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	8.36%		11/30/2027	315,347
290,250	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.66%		12/11/2026	290,431
829,596	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.07	% (b)	05/01/2024	422,124
713,285	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		04/28/2028	713,221
1,176,998	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.44%		02/01/2029	1,173,737
485,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.02%		03/01/2027	453,022
451,188	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		11/01/2024	407,071
374,852	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	8.03%		12/07/2026	232,361
713,773	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.15%		03/09/2027	562,810

					4,570,124

Transportation - 1.2%
1,232,983	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.18%, 0.75% Floor)	9.48%		03/24/2026	1,232,434
437,213	LaserShip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	9.66%		05/08/2028	362,886
135,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%, 0.75% Floor)	12.66%		04/30/2029	101,250
	Uber Technologies Inc, Senior Secured First Lien Term Loan
207,156	(3 Month Secured Overnight Financing Rate + 2.75%)	8.00%		03/04/2030	207,403
484,369	(3 Month Secured Overnight Financing Rate + 2.75%)	8.03%		03/04/2030	484,945

					2,388,918

Utilities - 2.5%
1,620,907	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.90%		08/01/2025	1,619,554
407,273	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.16%		04/06/2026	407,399
134,750	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.15%		08/12/2026	134,789
1,008,552	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 1.00% Floor)	9.52%		04/16/2029	1,007,685
317,531	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	7.24%		12/15/2027	316,043
1,449,031	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.88%		06/23/2025	1,450,581

					4,936,051

Total Bank Loans (Cost $182,769,501)					175,494,210

Foreign Corporate Bonds - 0.3%

Retailers (other than Food/Drug) - 0.3%
700,000	eG Global Finance PLC	6.75	% (d)	02/07/2025	680,859

Total Foreign Corporate Bonds (Cost $700,000)					680,859

US Corporate Bonds - 4.3%

Commercial Services - 0.4%
725,000	Allied Universal Holdco LLC	6.63	% (d)	07/15/2026	688,919

Food Products - 1.0%
1,000,000	JBS USA Food Company	5.13	% (d)	02/01/2028	961,018
1,080,000	US Foods, Inc.	6.25	% (d)	04/15/2025	1,080,529

					2,041,547

Food Service - 0.5%
1,000,000	IRB Holding Corporation	7.00	% (d)	06/15/2025	1,006,315

Hotels/Motels/Inns and Casinos - 0.8%
1,531,000	Caesars Entertainment, Inc.	6.25	% (d)	07/01/2025	1,525,288

Leisure - 0.6%
1,000,000	Carnival Corporation	4.00	% (d)	08/01/2028	887,420
252,000	Six Flags Theme Parks, Inc.	7.00	% (d)	07/01/2025	253,486

					1,140,906

Media - 0.5%
300,000	Univision Communications, Inc.	4.50	% (d)	05/01/2029	258,079
800,000	Univision Communications, Inc.	7.38	% (d)	06/30/2030	762,414

					1,020,493

Utilities - 0.5%
1,000,000	Pacific Gas and Electric Company	4.95%		06/08/2025	969,775

Total US Corporate Bonds (Cost $8,608,253)					8,393,243

Common Stocks - 0.0% (f)
2,640	Bright Bidco B.V. (a)(e)				1,584

Total Common Stocks (Cost $129,928)					1,584

Short Term Investments - 6.2%
4,068,705	First American Government Obligations Fund - Class U	5.03	% (g)		4,068,705
4,068,705	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (g)		4,068,705
4,068,706	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (g)		4,068,706

Total Short Term Investments (Cost $12,206,116)					12,206,116

Total Investments - 100.4% (Cost $204,413,798)					196,776,012
Liabilities in Excess of Other Assets - (0.4)%					(837,474)

NET ASSETS - 100.0%					$195,938,538

(a)	Value determined using significant unobservable inputs.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(e)	Non-income producing security

(f)	Represents less than 0.05% of net assets

(g)	Seven-day yield as of period end

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	89.6%
Short Term Investments	6.2%
US Corporate Bonds	4.3%
Foreign Corporate Bonds	0.3%
Common Stocks	0.0%	(f)
Other Assets and Liabilities	(0.4)%

	100.0%

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.